[USAA
EAGLE
LOGO (R)]

                            USAA SMALL CAP STOCK FUND
                         SUPPLEMENT DATED MARCH 20, 2009
                            TO THE FUND'S PROSPECTUS
                             DATED DECEMBER 1, 2008


Effective March 6, 2009, Anthony C. Santosus, CFA is no longer employed as a portfolio manager at Batterymarch Financial Management, Inc. Mr. Santosus's responsibilities will be assumed by Yu-Nien (Charles) Ko, CFA and Stephen A. Lanzendorf, CFA, the other portfolio managers currently responsible for that portion of the Fund managed by Batterymarch Financial Management, Inc. Accordingly, please delete the information referencing Mr. Santosus from page 7 of the Fund's prospectus.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


                                                                      91570-0309

[USAA
EAGLE
LOGO (R)]

                USAA AGGRESSIVE GROWTH FUND INSTITUTIONAL SHARES
                      USAA GROWTH FUND INSTITUTIONAL SHARES
             USAA HIGH-YIELD OPPORTUNITIES FUND INSTITUTIONAL SHARES
                      USAA INCOME FUND INSTITUTIONAL SHARES
                   USAA INCOME STOCK FUND INSTITUTIONAL SHARES
              USAA INTERMEDIATE-TERM BOND FUND INSTITUTIONAL SHARES
                 USAA SHORT-TERM BOND FUND INSTITUTIONAL SHARES
                 USAA SMALL CAP STOCK FUND INSTITUTIONAL SHARES
                      USAA VALUE FUND INSTITUTIONAL SHARES
                       SUPPLEMENT DATED MARCH 20, 2009
                            TO THE FUNDS' PROSPECTUS
                             DATED DECEMBER 1, 2008


Effective March 6, 2009, Anthony C. Santosus, CFA is no longer employed as a portfolio manager at Batterymarch Financial Management, Inc. Mr. Santosus's responsibilities will be assumed by Yu-Nien (Charles) Ko, CFA and Stephen A. Lanzendorf, CFA, the other portfolio managers currently responsible for that portion of the Fund managed by Batterymarch Financial Management, Inc. Accordingly, please delete the information referencing Mr. Santosus from page 38 of the Funds' prospectus.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE